Schedule of Financial Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Short-Term Debt [Line Items]
Total financial obligations	$ 78,484
Less: current portion	(19,339)
Total long-term financial obligations, net	59,145
Software Licensing And Support Agreement [Member]
Short-Term Debt [Line Items]
Total financial obligations	76,291
Financed Insurance Premium [Member]
Short-Term Debt [Line Items]
Total financial obligations	$ 2,193